Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Impairment test on Property, plant and equipment
Schedule of impairment loss recognized

The following amounts of impairment loss were recognized in the last three years:

Amounts in US$‘000	2025	2024	2023
Ecuador (a)	(30,989)	—	—
Chile (a)	—	—	(13,332)
	(30,989)	—	(13,332)
(a)	Recognition of impairment losses due to the known selling price of the related net assets in the context of divestment transactions described in Note 35.3 for Ecuador and Note 34.7 for Chile.